Key management compensation and related parties - Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term investments	R$ 253,042	R$ 515,201
Financial income	45,520	36,558	R$ 19,194
Prepaid expenses	34,957	10,223
General and administrative expenses	89,344	73,852	125,344
FI Vinci Renda Fixa Crdito Privado
Disclosure of transactions between related parties [line items]
Short-term investments		39,216
Financial income	236	851	2,136
Austral Seguradora S/A
Disclosure of transactions between related parties [line items]
Prepaid expenses	152	455
General and administrative expenses	(304)	(303)	(151)
Kloch Advocacia
Disclosure of transactions between related parties [line items]
General and administrative expenses	R$ (239)	R$ (217)	R$ (214)